Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 1.6%
American Airlines Group Inc., 6.50%, 07/01/25	$7,435	$8,397,666
JetBlue Airways Corp., 0.50%, 04/01/26	5,325	4,316,994
Southwest Airlines Co., 1.25%, 05/01/25	11,960	12,279,538
Spirit Airlines Inc., 1.00%, 05/15/26	3,300	1,275,920
		26,270,118
Alternate Investments — 0.1%
New Mountain Finance Corp., 7.50%, 10/15/25	1,600	1,638,436

Auto Manufacturers — 4.1%
Fisker Inc., 2.50%, 09/15/26(a)	4,975	580,374
Ford Motor Co., 0.00% 03/15/26(b)	17,165	16,723,533
Li Auto Inc., 0.25%, 05/01/28 (Call 05/01/24)	6,400	7,667,691
Lucid Group Inc., 1.25%, 12/15/26(a)	14,725	5,840,687
NIO Inc.
0.00%, 02/01/26 (Call 02/01/24)(b)	2,133	2,127,940
0.50%, 02/01/27 (Call 02/01/25)	3,875	3,520,909
3.88%, 10/15/29 (Call 10/15/27)(a)	4,325	3,456,051
4.63%, 10/15/30 (Call 10/15/28)(a)	4,325	3,343,520
Rivian Automotive Inc.
3.63%, 10/15/30(a)	13,000	11,893,728
4.63%, 03/15/29(a)	10,950	11,653,260
		66,807,693
Auto Parts & Equipment — 0.1%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	4,875	2,025,631

Banks — 0.4%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,550	1,720,389
BofA Finance LLC, 0.60%, 05/25/27	3,700	4,344,222
		6,064,611
Biotechnology — 5.3%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	7,350	7,089,389
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	3,920	3,859,297
1.25%, 05/15/27	4,403	4,404,636
Bridgebio Pharma Inc.
2.25%, 02/01/29	5,450	4,536,644
2.50%, 03/15/27	4,195	4,689,743
Cerevel Therapeutics Holdings Inc., 2.50%,
08/15/27(a)	2,525	2,804,336
Cytokinetics Inc., 3.50%, 07/01/27	4,075	6,996,028
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,046	1,385,546
Guardant Health Inc., 0.00% 11/15/27(b)	8,465	5,839,804
Halozyme Therapeutics Inc.
0.25%, 03/01/27	5,685	4,879,543
1.00%, 08/15/28	5,650	5,119,408
Innoviva Inc., 2.13%, 03/15/28.	1,650	1,460,943
Insmed Inc., 0.75%, 06/01/28	4,574	4,981,982
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26 (Call 01/01/26)(b)	5,042	5,358,334
1.75%, 06/15/28(a)	4,175	4,852,187
Livongo Health Inc., 0.88%, 06/01/25	3,900	3,654,880
NeoGenomics Inc., 0.25%, 01/15/28	2,179	1,661,465
PTC Therapeutics Inc., 1.50%, 09/15/26	1,825	1,652,108
Sarepta Therapeutics Inc., 1.25%, 09/15/27	8,775	9,898,347
Travere Therapeutics Inc., 2.25%, 03/01/29	2,500	1,663,762
		86,788,382
Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28
(Call 03/01/25)	2,500	3,813,212

Security	Par (000)	Value

Commercial Services — 3.4%
2U Inc., 2.25%, 05/01/25	$2,939	$1,488,693
Affirm Holdings Inc., 0.00% 11/15/26(b)	10,625	8,459,807
Alarm.com Holdings Inc., 0.00% 01/15/26(b)	3,300	2,939,676
Block Inc.
0.00%, 05/01/26(b)	4,075	3,571,284
0.13%, 03/01/25	7,726	7,449,481
0.25%, 11/01/27	4,079	3,334,092
Chegg Inc., 0.13%, 03/15/25	2,781	2,580,055
Euronet Worldwide Inc., 0.75%, 03/15/49
(Call 03/20/25)	4,164	3,951,499
Marathon Digital Holdings Inc., 1.00%, 12/01/26	2,725	2,200,489
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	3,605	3,052,000
Sabre GLBL Inc., 4.00%, 04/15/25	2,388	2,304,466
Shift4 Payments Inc.
0.00%, 12/15/25(b)	5,310	5,849,578
0.50%, 08/01/27	4,800	4,496,880
Stride Inc., 1.13%, 09/01/27	2,992	3,834,198
		55,512,198
Computers — 5.6%
3D Systems Corp., 0.00% 11/15/26(b)	2,675	2,037,660
CyberArk Software Ltd., 0.00% 11/15/24(b)	4,525	6,806,473
Insight Enterprises Inc., 0.75%, 02/15/25	2,680	7,253,548
Lumentum Holdings Inc.
0.50%, 12/15/26	7,796	7,046,848
0.50%, 06/15/28	7,150	5,718,883
1.50%, 12/15/29(a)	5,350	5,481,231
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,039,629
Parsons Corp., 0.25%, 08/15/25	2,865	4,255,395
Rapid7 Inc.
0.25%, 03/15/27	4,555	4,094,325
1.25%, 03/15/29(a)	2,400	2,625,827
Seagate HDD Cayman, 3.50%, 06/01/28(a)	11,300	13,600,182
Varonis Systems Inc., 1.25%, 08/15/25	1,691	2,560,141
Western Digital Corp., 3.00%, 11/15/28(a)	11,950	15,516,673
Zscaler Inc., 0.13%, 07/01/25	8,807	14,011,604
		93,048,419
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,996	3,711,409

Diversified Financial Services — 1.7%
Bread Financial Holdings Inc., 4.25%, 06/15/28(a)	2,300	2,598,889
Coinbase Global Inc., 0.50%, 06/01/26	10,125	8,885,260
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27	2,625	3,024,802
LendingTree Inc., 0.50%, 07/15/25	2,736	2,393,388
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	9,193	7,648,219
Upstart Holdings Inc., 0.25%, 08/15/26	5,300	3,927,398
		28,477,956
Electric — 5.9%
Alliant Energy Corp., 3.88%, 03/15/26(a)	4,425	4,355,359
CenterPoint Energy Inc., 4.25%, 08/15/26(a)	7,600	7,590,017
CMS Energy Corp., 3.38%, 05/01/28(a)	6,025	5,908,757
Duke Energy Corp., 4.13%, 04/15/26(a)	12,781	12,764,950
Evergy Inc., 4.50%, 12/15/27(a)	10,089	10,241,167
FirstEnergy Corp., 4.00%, 05/01/26(a)	11,200	11,099,108
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	4,547	6,012,888
Ormat Technologies Inc., 2.50%, 07/15/27	3,100	2,982,239
PG&E Corp., 4.25%, 12/01/27(a)	15,544	15,843,360
PPL Capital Funding Inc., 2.88%, 03/15/28
(Call 03/20/26)(a)	7,400	7,058,656

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The), 3.88%, 12/15/25(a)	$13,000	$12,946,439
		96,802,940
Electronics — 0.7%
Advanced Energy Industries Inc., 2.50%, 09/15/28(a)	4,175	4,324,384
Itron Inc., 0.00% 03/15/26(b)	3,225	2,963,614
Vishay Intertechnology Inc., 2.25%, 09/15/30(a)	5,475	5,137,205
		12,425,203
Energy - Alternate Sources — 1.9%
Array Technologies Inc., 1.00%, 12/01/28	3,075	2,664,331
Enphase Energy Inc.
0.00%, 03/01/26(b)	4,493	4,030,221
0.00%, 03/01/28(b)	4,619	3,916,514
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	5,520	4,871,503
2.50%, 06/15/26(a)	3,850	3,474,092
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	4,835	4,350,970
Stem Inc., 0.50%, 12/01/28(a)	1,303	641,375
Sunnova Energy International Inc.
0.25%, 12/01/26	4,225	2,423,836
2.63%, 02/15/28	4,700	2,473,112
Sunrun Inc., 0.00% 02/01/26(b)	2,850	2,233,760
		31,079,714
Engineering & Construction — 0.5%
Fluor Corp., 1.13%, 08/15/29(a)	4,541	4,806,643
Granite Construction Inc., 3.75%, 05/15/28(a)	2,891	3,419,419
		8,226,062
Entertainment — 2.3%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,415	4,063,529
DraftKings Holdings Inc., 0.00% 03/15/28(b)	9,450	7,879,683
Live Nation Entertainment Inc.
2.00%, 02/15/25	3,388	3,556,154
3.13%, 01/15/29	7,125	7,828,876
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(b)	4,330	3,835,080
3.25%, 12/15/27	4,325	3,820,829
Penn Entertainment Inc., 2.75%, 05/15/26	2,239	2,668,938
Vail Resorts Inc., 0.00% 01/01/26(b)	4,317	3,892,742
		37,545,831
Environmental Control — 0.3%
Tetra Tech Inc., 2.25%, 08/15/28(a)	4,575	4,646,921

Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(b)	7,075	1,060,681
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,225	2,218,410
Post Holdings Inc., 2.50%, 08/15/27	4,125	4,290,789
		7,569,880
Health Care - Products — 6.0%
Alphatec Holdings Inc., 0.75%, 08/01/26	2,283	2,499,306
CONMED Corp., 2.25%, 06/15/27	5,973	5,677,827
Enovis Corp., 3.88%, 10/15/28(a)	3,725	4,602,134
Envista Holdings Corp., 1.75%, 08/15/28(a)(c)	3,600	3,283,161
Exact Sciences Corp.
0.38%, 03/15/27	4,005	3,718,831
0.38%, 03/01/28	6,785	5,969,246
2.00%, 03/01/30(a)	4,475	4,967,987
Glaukos Corp., 2.75%, 06/15/27	2,448	4,140,540
Haemonetics Corp., 0.00% 03/01/26(b)	3,495	3,099,164
Insulet Corp., 0.38%, 09/01/26	6,240	6,677,063
Integer Holdings Corp., 2.13%, 02/15/28(a)	3,900	5,077,221

Security	Par (000)	Value

Health Care - Products (continued)
Integra LifeSciences Holdings Corp., 0.50%,
08/15/25	$3,968	$3,736,661
LivaNova USA Inc., 3.00%, 12/15/25	1,895	2,040,465
Lumentum Holdings Inc., 2.63%, 12/15/27	4,575	4,739,961
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	5,400	6,063,616
Natera Inc., 2.25%, 05/01/27	2,113	3,788,207
Novocure Ltd., 0.00% 11/01/25(b)	3,935	3,489,740
NuVasive Inc., 0.38%, 03/15/25	3,541	3,315,174
Omnicell Inc., 0.25%, 09/15/25	4,383	4,024,086
Repligen Corp., 1.00%, 12/15/28(a)	4,500	5,212,457
Shockwave Medical Inc., 1.00%, 08/15/28(a)	5,663	5,986,917
Tandem Diabetes Care Inc., 1.50%, 05/01/25	2,200	2,107,967
TransMedics Group Inc., 1.50%, 06/01/28(a)	3,350	4,012,425
		98,230,156
Health Care - Services — 0.4%
Teladoc Health Inc., 1.25%, 06/01/27	7,640	6,380,473

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	3,260	3,408,884

Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	3,575	3,388,888
Winnebago Industries Inc.
1.50%, 04/01/25	2,175	2,512,485
3.25%, 01/15/30(a)	1,500	1,542,508
		7,443,881
Internet — 17.7%
Airbnb Inc., 0.00% 03/15/26(b)	14,690	13,349,587
Bilibili Inc.
0.50%, 12/01/26 (Call 12/01/24)	3,000	2,799,081
1.38%, 04/01/26 (Call 04/01/24)	3,465	3,431,398
Booking Holdings Inc., 0.75%, 05/01/25	6,331	11,812,192
Etsy Inc.
0.13%, 10/01/26	4,832	5,051,861
0.13%, 09/01/27	4,873	4,035,810
0.25%, 06/15/28	7,300	5,751,542
Expedia Group Inc., 0.00% 02/15/26(b)	7,645	7,241,189
Farfetch Ltd., 3.75%, 05/01/27	2,275	39,425
Fiverr International Ltd., 0.00% 11/01/25(b)	3,314	2,955,546
iQIYI Inc., 4.00%, 12/15/26 (Call 08/01/24)	2,910	2,851,533
JOYY Inc., 1.38%, 06/15/26 (Call 06/15/24)	2,925	2,843,804
Lyft Inc., 1.50%, 05/15/25	5,465	5,209,210
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	4,125	3,757,190
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	4,635	4,121,394
Okta Inc.
0.13%, 09/01/25	4,470	4,125,757
0.38%, 06/15/26	5,602	4,976,969
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	2,775	2,100,953
Palo Alto Networks Inc., 0.38%, 06/01/25	14,213	48,347,137
PDD Holdings Inc., 0.00% 12/01/25(b)	5,200	5,095,179
Perficient Inc., 0.13%, 11/15/26	2,945	2,496,232
Q2 Holdings Inc., 0.75%, 06/01/26	2,230	2,029,842
RealReal Inc. (The), 1.00%, 03/01/28	2,154	772,344
Sea Ltd.
0.25%, 09/15/26	15,450	13,023,958
2.38%, 12/01/25	8,205	7,827,217
Shopify Inc., 0.13%, 11/01/25	7,037	6,729,125
Snap Inc.
0.00%, 05/01/27(b)	8,150	6,561,030
0.13%, 03/01/28	11,350	8,980,742
0.25%, 05/01/25	2,010	2,102,292

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
0.75%, 08/01/26	$6,490	$6,802,690
Spotify USA Inc., 0.00% 03/15/26(b)	11,195	9,997,272
TechTarget Inc., 0.00% 12/15/26(b)	3,375	3,187,390
TripAdvisor Inc., 0.25%, 04/01/26 (Call 04/01/24)	2,200	1,936,895
Uber Technologies Inc.
0.00%, 12/15/25(b)	8,760	9,052,612
0.88%, 12/01/28(a)	12,500	13,953,632
Upwork Inc., 0.25%, 08/15/26	2,675	2,262,544
Vnet Group Inc., 0.00% 02/01/26 (Call 02/01/24)(b)	4,625	4,594,921
Wayfair Inc.
0.63%, 10/01/25	5,360	4,892,610
1.00%, 08/15/26	6,990	6,035,476
3.25%, 09/15/27	5,200	5,729,459
3.50%, 11/15/28(a)	5,200	6,995,674
Weibo Corp., 1.38%, 12/01/30 (Call 12/06/27)(a)	2,500	2,304,882
Wix.com Ltd., 0.00% 08/15/25(b)	4,647	4,246,768
Ziff Davis Inc., 1.75%, 11/01/26	4,406	4,167,815
Zillow Group Inc.
0.75%, 09/01/24	4,531	6,047,327
1.38%, 09/01/26	3,850	5,256,356
2.75%, 05/15/25	4,050	4,447,416
		292,331,278
Iron & Steel — 0.9%
ATI Inc., 3.50%, 06/15/25	1,969	5,248,472
U.S. Steel Corp., 5.00%, 11/01/26	2,632	9,246,342
		14,494,814
Leisure Time — 4.0%
Carnival Corp.
5.75%, 10/01/24	3,025	5,170,692
5.75%, 12/01/27	8,575	13,041,695
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51
(Call 03/27/25)(a)	1,875	1,694,581
NCL Corp. Ltd.
1.13%, 02/15/27	8,400	7,466,343
2.50%, 02/15/27	3,900	3,566,881
5.38%, 08/01/25	3,255	3,920,923
Peloton Interactive Inc., 0.00% 02/15/26(b)	7,410	5,923,664
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	8,425	22,059,783
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	1,723	1,796,134
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	3,138	1,186,913
		65,827,609
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26 (Call 05/01/24),
(Put 05/01/24)	3,854	4,109,280

Machinery — 0.9%
Bloom Energy Corp., 3.00%, 06/01/28(a)	4,600	4,239,739
Chart Industries Inc., 1.00%, 11/15/24	1,745	3,500,848
Middleby Corp. (The), 1.00%, 09/01/25	5,582	6,591,331
		14,331,918
Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26	2,900	2,620,353

Media — 3.7%
Cable One Inc.
0.00%, 03/15/26(b)	4,275	3,669,838
1.13%, 03/15/28	2,466	1,883,139
DISH Network Corp.
0.00%, 12/15/25(b)	13,935	9,961,941
3.38%, 08/15/26	20,508	11,976,846

Security	Par (000)	Value

Media (continued)
Liberty Broadband Corp., 3.13%, 03/31/53
(Call 04/06/26)(a)	$9,325	$9,146,839
Liberty Media Corp.
2.38%, 09/30/53 (Call 09/30/28)(a)	8,350	8,754,568
2.75%, 12/01/49 (Call 12/01/24)(a)	4,297	4,072,450
3.75%, 03/15/28(a)	4,394	5,448,660
Liberty Media Corp.-Liberty Formula One, 2.25%,
08/15/27	3,775	3,931,691
SPHERE ENTERTAINMENT Co. SR
UNSECURED 144A 12/28 3.5, 3.50%, 12/01/28(a)	1,500	1,784,822
		60,630,794
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	1,650	1,504,812

Mining — 0.3%
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,075	1,436,349
MP Materials Corp., 0.25%, 04/01/26(a)	4,925	4,221,211
		5,657,560
Oil & Gas — 1.4%
CNX Resources Corp., 2.25%, 05/01/26	2,385	3,891,959
Nabors Industries Inc., 1.75%, 06/15/29(a)	1,700	1,252,784
Northern Oil & Gas Inc., 3.63%, 04/15/29	3,700	4,116,704
Pioneer Natural Resources Co., 0.25%, 05/15/25	4,199	10,434,445
Transocean Inc., 4.63%, 09/30/29(a)	1,825	3,324,352
		23,020,244
Pharmaceuticals — 2.9%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29(a)	2,700	3,005,845
Ascendis Pharma AS, 2.25%, 04/01/28	4,725	5,044,157
Dexcom Inc.
0.25%, 11/15/25	8,970	9,278,586
0.38%, 05/15/28(a)	9,325	9,394,133
Herbalife Ltd., 4.25%, 06/15/28(a)	2,025	2,047,270
Jazz Investments I Ltd.
1.50%, 08/15/24	4,247	4,145,971
2.00%, 06/15/26	7,700	7,757,817
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29(a)	2,250	2,573,520
Pacira BioSciences Inc., 0.75%, 08/01/25	2,685	2,487,556
Revance Therapeutics Inc., 1.75%, 02/15/27	2,021	1,375,563
		47,110,418
Real Estate — 0.6%
Arbor Realty Trust Inc., 7.50%, 08/01/25	1,225	1,187,480
Federal Realty OP LP, 3.25%, 01/15/29(a)	2,750	2,712,991
Realogy Group LLC/Realogy Co.-Issuer Corp.,
0.25%, 06/15/26	2,900	2,297,478
Redfin Corp.
0.00%, 10/15/25(b)	2,008	1,712,879
0.50%, 04/01/27	3,850	2,406,337
		10,317,165
Real Estate Investment Trusts — 2.4%
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,097	1,881,542
Corporate Office Properties LP, 5.25%, 09/15/28(a)	2,950	3,018,851
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%,
08/15/28(a)	3,000	3,223,230
Pebblebrook Hotel Trust, 1.75%, 12/15/26	5,870	5,261,296
PennyMac Corp., 5.50%, 03/15/26	2,610	2,435,386
Starwood Property Trust Inc., 6.75%, 07/15/27
(Call 04/15/27)	2,900	3,089,211
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,020	1,789,135
Two Harbors Investment Corp., 6.25%, 01/15/26	1,875	1,765,424
Uniti Group Inc., 7.50%, 12/01/27(a)	2,250	2,127,586

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 3.75%, 06/01/26(a)	$6,625	$6,794,161
Welltower OP LLC, 2.75%, 05/15/28(a)	7,850	8,519,035
		39,904,857
Retail — 1.3%
Burlington Stores Inc., 1.25%, 12/15/27(a)	2,300	2,622,294
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,475	2,132,248
Cracker Barrel Old Country Store Inc., 0.63%,
06/15/26	2,200	1,914,312
Freshpet Inc., 3.00%, 04/01/28(a)	3,200	4,560,151
Guess? Inc., 3.75%, 04/15/28(a)	2,557	2,772,232
National Vision Holdings Inc., 2.50%, 05/15/25	2,122	2,106,623
Patrick Industries Inc., 1.75%, 12/01/28	2,075	2,357,456
Shake Shack Inc., 0.00% 03/01/28(b)	1,750	1,433,138
Vroom Inc., 0.75%, 07/01/26	2,325	1,097,926
		20,996,380
Semiconductors — 3.0%
Impinj Inc., 1.13%, 05/15/27	1,925	2,201,433
MACOM Technology Solutions Holdings Inc., 0.25%,
03/15/26	3,575	4,211,391
Microchip Technology Inc., 0.13%, 11/15/24	4,725	4,944,633
ON Semiconductor Corp.
0.00%, 05/01/27(b)	6,025	8,700,220
0.50%, 03/01/29 (Call 03/06/26)(a)	10,989	10,666,674
Semtech Corp.
1.63%, 11/01/27	2,225	1,818,605
4.00%, 11/01/28(a)	2,000	2,383,527
Wolfspeed Inc.
0.25%, 02/15/28	5,475	3,239,329
1.75%, 05/01/26	4,526	4,439,893
1.88%, 12/01/29	12,825	7,385,032
		49,990,737
Software — 15.5%
Akamai Technologies Inc.
0.13%, 05/01/25	8,172	10,771,692
0.38%, 09/01/27	8,801	10,080,006
1.13%, 02/15/29(a)	9,525	10,584,372
Alteryx Inc.
0.50%, 08/01/24	2,950	2,893,098
1.00%, 08/01/26	2,942	2,876,095
Axon Enterprise Inc., 0.50%, 12/15/27	5,208	6,398,564
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,293,300
Bentley Systems Inc.
0.13%, 01/15/26	4,890	4,793,186
0.38%, 07/01/27	4,675	4,132,348
BigCommerce Holdings Inc., 0.25%, 10/01/26	1,875	1,527,962
BILL Holdings Inc.
0.00%, 12/01/25(b)	7,795	7,303,228
0.00%, 04/01/27(b)	4,746	3,981,885
Blackline Inc.
0.00%, 03/15/26(b)	8,340	7,416,102
0.13%, 08/01/24	2,013	2,031,994
Box Inc., 0.00% 01/15/26(b)	2,625	2,964,396
Ceridian HCM Holding Inc., 0.25%, 03/15/26	4,098	3,707,752
Cloudflare Inc., 0.00% 08/15/26(b)	9,675	8,655,251
Confluent Inc., 0.00% 01/15/27(b)	8,150	6,819,398
CSG Systems International Inc., 3.88%, 09/15/28(a)	3,000	2,951,245
Datadog Inc., 0.13%, 06/15/25	5,554	7,856,263
DigitalOcean Holdings Inc., 0.00% 12/01/26(b)	11,425	9,412,785

Security	Par (000)	Value

Software (continued)
Dropbox Inc.
0.00%, 03/01/26(b)	$5,340	$5,399,705
0.00%, 03/01/28(b)	5,270	5,505,907
Envestnet Inc.
0.75%, 08/15/25	2,260	2,115,766
2.63%, 12/01/27	4,100	4,076,261
Everbridge Inc., 0.00% 03/15/26(b)	2,550	2,217,444
Evolent Health Inc., 3.50%, 12/01/29(a)	2,750	3,007,640
Fastly Inc., 0.00% 03/15/26(b)	2,900	2,586,472
Five9 Inc., 0.50%, 06/01/25	5,315	5,105,736
Guidewire Software Inc., 1.25%, 03/15/25	2,874	3,215,982
HubSpot Inc., 0.38%, 06/01/25	3,314	7,261,751
Jamf Holding Corp., 0.13%, 09/01/26	3,175	2,771,528
LivePerson Inc., 0.00% 12/15/26(b)	3,735	2,483,818
MicroStrategy Inc.
0.00%, 02/15/27(b)	7,450	6,011,354
0.75%, 12/15/25	4,875	6,877,819
Model N Inc., 1.88%, 03/15/28(a)	1,700	1,582,594
MongoDB Inc., 0.25%, 01/15/26	8,564	16,611,395
Nutanix Inc., 0.25%, 10/01/27	4,600	5,276,804
PagerDuty Inc., 1.50%, 10/15/28(a)	2,925	3,199,763
Pegasystems Inc., 0.75%, 03/01/25	3,607	3,412,939
Porch Group Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)	2,000	1,071,061
Progress Software Corp., 1.00%, 04/15/26	2,625	2,845,251
PROS Holdings Inc., 2.25%, 09/15/27	2,000	2,105,424
RingCentral Inc., 0.00% 03/15/26(b)	4,571	4,001,443
Splunk Inc.
1.13%, 09/15/25	6,528	7,257,198
1.13%, 06/15/27	9,516	9,246,777
Tyler Technologies Inc., 0.25%, 03/15/26	4,365	4,425,287
Unity Software Inc., 0.00% 11/15/26(b)	12,750	10,598,618
Verint Systems Inc., 0.25%, 04/15/26	2,235	1,993,913
Workiva Inc., 1.25%, 08/15/28(a)	5,400	5,200,216
		255,916,788
Telecommunications — 0.8%
Infinera Corp., 3.75%, 08/01/28	2,800	2,818,369
InterDigital Inc., 3.50%, 06/01/27	3,425	4,956,271
Nice Ltd., 0.00% 09/15/25(b)	3,579	3,437,329
Viavi Solutions Inc., 1.63%, 03/15/26(a)	1,650	1,639,918
		12,851,887
Transportation — 0.9%
Air Transport Services Group Inc., 3.88%, 08/15/29(a)	3,250	2,804,585
CryoPort Inc., 0.75%, 12/01/26(a)	2,900	2,369,020
World Kinect Corp., 3.25%, 07/01/28(a)	2,350	2,360,633
ZTO Express Cayman Inc., 1.50%, 09/01/27
(Call 09/02/25)	7,400	6,718,788
		14,253,026
Trucking & Leasing — 0.2%
Greenbrier Cos. Inc. (The), 2.88%, 04/15/28	3,000	3,072,512

Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26(a)	7,350	7,234,668

Total Convertible Bonds — 99.2%
(Cost: $1,809,782,490)		1,634,095,110

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Media — 0.0%
Gannett Co. Inc.(c)(d)	235,000	$580,450

Total Common Stocks — 0.0%
(Cost $1,359,643)		580,450

Total Long-Term Investments — 99.2%
(Cost: $1,811,142,133)		1,634,675,560

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(e)(f)(g)	866,448	866,968
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(e)(f)	1,490,000	1,490,000

Total Short-Term Securities — 0.2%
(Cost: $2,356,782)		2,356,968

Total Investments — 99.4%
(Cost: $1,813,498,915)		1,637,032,528

Other Assets Less Liabilities — 0.6%		10,437,933

Net Assets — 100.0%		$1,647,470,461

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	All or a portion of this security is on loan.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares	$1,420,827	$—		$(553,979	)(a)	$(7)	$127	$866,968	866,448	$530	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	570,000	920,000	(a)	—		—	—	1,490,000	1,490,000	111,305		—
						$(7)	$127	$2,356,968		$111,835		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,634,095,110	$—	$1,634,095,110
Common Stocks	580,450	—	—	580,450
Short-Term Securities
Money Market Funds	2,356,968	—	—	2,356,968
	$2,937,418	$1,634,095,110	$—	$1,637,032,528